Putnam
High Quality
Bond Fund*

SEMIANNUAL REPORT

April 30, 1998

*Formerly Putnam Federal Income Trust

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* The U.S. economy continues to provide an excellent backdrop for bonds: growth without inflation. On May 1, 1998, The Wall Street Journal reported that the Commerce Department's best gauge of inflation -- the price index for gross domestic purchases, which measures what consumers pay for homemade and imported goods and services -- was flat in the first quarter, noting, "The index, which rose 1.4% in the fourth quarter, hasn't been so tame since the fall of 1954."

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

16 Financial statements

28 Results of April 2, 1998 shareholder meeting



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rush of funds to the safety of the U.S. bond market during the first half of Putnam High Quality Bond Fund's fiscal year pulled down yields on most bonds -- as the brisk demand moved their prices higher. This was especially the case for the U.S. Treasury issues that make up a large portion of your fund's portfolio. The Federal Reserve Board kept close watch but in the end remained on the sidelines, apparently content that the U.S. economic engine was still sufficiently under control.

During the period, Jennifer Leichter and James Prusko were appointed managers of your fund, formerly known as Putnam Federal Income Trust. Jennifer has been with Putnam since 1987 and has 15 years of investment experience. Before joining Putnam in 1992, Jim was with Salomon Brothers. He has 7 years of investment experience. In the following report, Jennifer and Jim discuss the fund's strategy during the six months ended April 30, 1998, and look at prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 17, 1998



Report from the Fund Managers
Jennifer E. Leichter
James M. Prusko

The U.S. bond market continued to reward fixed-income investors with positive results through the winter and spring of 1998. However, not all segments of the market contributed in equal measure to these results. Putnam High Quality Bond Fund's flexible investment strategy enabled it to make the most of available opportunities, providing a 2.37% return for class A shares at net asset value for the six months ended April 30, 1998. At public offering price, class A shares returned -2.51%. For more performance information, including results for other share classes, please see page 8.

* U.S. TREASURIES RALLY ON POSITIVE ECONOMIC NEWS

Over the semiannual period, the U.S. Treasury sector was the strongest-performing sector of the domestic bond market with returns of nearly 5% for long-term Treasuries. To a large extent, the gains reflect investor confidence that the U.S. economy could continue its growth without inflation. After a period of moderating growth in the summer of 1997, the economy quickened its pace in the fall and winter, accelerating at an annualized rate of 4.2% in the first quarter of 1998. Consumer spending soared, and yet inflation recorded its smallest increase since 1964. Investors took the above-trend growth in stride, counting on the negative trade effects of the Asian slump to offset pricing pressure here in the United States.

Adding to the Treasury market's performance was a flight to quality from Asian markets. Beginning last summer, the currencies of several Southeast Asian countries crumbled under competitive pressures from China and Japan. Weak current-account balances were revealed, and a number of fiscal-policy missteps sent investors seeking safer havens. Local depositors also suffered an erosion of confidence, as years of government-controlled lending practices and misguided investments culminated in several high-profile bank closings.

At the start of the period, your fund had 30% of its assets positioned in the U.S. Treasury market, which contributed substantially to overall returns. So strong was the demand for dollar-denominated bonds that by January the yield of the 30-year U.S. Treasury bond had declined to a three-decade low of 5.69%. (Generally a bond's yield moves lower as its price rises.) This is especially remarkable given that the federal funds rate -- the interest rate charged on overnight loans from one member bank of the Federal Reserve System to another, used as the basis for all short-term interest rates -- was 5.50% throughout the period. In January, we took profits on the fund's Treasury position, which had appreciated, trimming the fund's weighting back to roughly 30%.

* MORTGAGE-BACKED SECURITIES WITHSTAND REFINANCING BLITZ

Usually when Treasuries are strong, mortgage-backed securities suffer because of prepayment concerns. As interest rates fall, many homeowners refinance their mortgages, returning principal to mortgage investors. In addition to disrupting an investor's income stream, this prepayment of principal forces the investor to reinvest at lower prevailing rates. In January, mortgage refinancings reached an all-time high, as measured by the Mortgage Bankers Refinancing Index. Investors did not abandon mortgage-backed securities as expected, however. Many, seeking the relatively higher yields offered by these securities, simply reinvested their prepaid principal, keeping demand for mortgages strong.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART OF BOND MARKET PERFORMANCE BY SECTOR]

BOND MARKET PERFORMANCE BY SECTOR*

Comparison of total returns, 10/31/97-4/30/98

Lehman Brothers
Mortgage-Backed Securities Index     3.48%

Lehman Brothers
Corporate Bond Index                 3.83%

Salomon Brothers
World Government Bond Index          0.52%

Lehman Brothers
Long-Term Treasury Bond Index        4.97%

Footnote reads:
* These indexes reflect the general performance of market sectors in which the fund invests. The fund's performance will differ. Past performance is not indicative of future results. The indexes may include bonds different from those in the fund. It is not possible to invest directly in an index.

We took several steps to limit the fund's exposure to prepayment risk during the period. First, we concentrated primarily on commercial mortgage-backed security (CMBS) issues. CMBS issues represent mortgages of office buildings, hotels, multifamily housing, and industrial real estate. Unlike residential mortgages, CMBS issues have the advantage of prepayment protection. For example, under the terms of some loans, commercial mortgage owners are not allowed to prepay for the first five years. In November, with the Asian crisis at its peak, CMBS issues underperformed in line with corporate bonds because investors feared a significant slowdown in Asia would heighten credit risk in the United States. We took the opportunity to increase the fund's position in these securities at depressed prices, and they helped boost fund performance as prepayment risk increased in other segments of the mortgage market.

We also sought to avoid prepayments by increasing the fund's weighting in GNMAs, which carry less prepayment risk than FHLMC and FNMA bonds because the average GNMA mortgage is smaller. In addition, we concentrated mortgage holdings in lower-coupon bonds -- those in the 6% to 7.5% range -- since the owners of these mortgages had relatively little to gain by refinancing. Finally we focused on seasoned issues, those for which homeowners have passed over previous opportunities to refinance and thus are not likely to trade in their mortgages now.

* OPPORTUNITY IN CORPORATE SECTOR

When credit concerns linked to the Asian financial crisis heightened in November and December, we took the opportunity to add high-quality corporate bonds at discount prices. The prices of these bonds recovered in early 1998, when investors realized the Asia effect would be less than anticipated. For the full six-month period, corporate bonds turned out to be the second best-performing segment of the U.S. bond market. Recent purchases include new positions in TCI Communications and Dell Computer and additions to existing holdings in Time Warner and News America.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART OF CHANGES IN PORTFOLIO COMPOSITION]

CHANGES IN PORTFOLIO COMPOSITION*

                         10/31/97          4/30/98
Mortgage-backed
securities                 51.2%            47.4%

U.S. Treasury
securities                 29.8%            31.4%

Foreign
bonds and notes             6.4%             4.5%

Corporate bonds             8.6%             8.9%

Collateralized
mortgage obligations        7.6%            10.5%

Asset-backed
securities                  0.0%             0.9%

Short-term
investments                 1.0%             0.0%

Footnote reads:
* Based on total net assets as of indicated date. Holdings will vary over time.

* CONSERVATIVE STRATEGY PREPARES FUND FOR FED ACTION

We intend to maintain a slightly conservative interest-rate strategy until the U.S. Federal Reserve Board gives a clear indication of its intention to either ease or restrain the flow of capital. This wait-and-see stance held back overall performance somewhat during the period, but it has also added a measure of stability in an increasingly volatile market. We expect to favor mortgages over Treasuries in the coming months while taking steps to avoid unexpected prepayment of principal. In addition, we will continue to seek income opportunities outside the government sector. With a flexible investment strategy and a cautious eye toward the future direction of interest rates, we believe your fund is well positioned to make the most of the fixed-income opportunities that lie ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Quality Bond Fund is designed for investors seeking high current income consistent with preservation of capital primarily through U.S. government securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/98

                                Class A         Class B         Class M
(inception date)               (6/2/86)        (6/6/94)        (4/12/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    2.37%   -2.51%  2.10%   -2.86%   2.34%   -0.97%
------------------------------------------------------------------------------
1 year                      8.99     3.84   8.24     3.24    8.83     5.31
------------------------------------------------------------------------------
5 years                    32.01    25.72  27.27    25.38   30.58    26.30
Annual average              5.71     4.68   4.94     4.63    5.48     4.78
------------------------------------------------------------------------------
10 years                  110.43   100.41  93.90    93.90  104.15    97.58
Annual average              7.72     7.20   6.85     6.85    7.40     7.05
------------------------------------------------------------------------------
Life of fund              125.95   115.26 104.27   104.27  117.13   110.03
Annual average              7.08     6.65   6.18     6.18    6.73     6.43
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/98

                                        Lehman Bros.
                                        Government         Consumer
                                        Bond Index        Price Index
------------------------------------------------------------------------------
6 months                                    3.56%            0.56%
------------------------------------------------------------------------------
1 year                                     11.05             1.44
------------------------------------------------------------------------------
5 years                                    37.97            12.85
Annual average                              6.65             2.45
------------------------------------------------------------------------------
10 years                                  132.43            38.77
Annual average                              8.80             3.33
------------------------------------------------------------------------------
Life of fund                              163.93            49.22
Annual average                              8.49             3.42
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 4/30/98

                                      Class A       Class B        Class M
------------------------------------------------------------------------------
Distributions (number)                   6             6              6
------------------------------------------------------------------------------
Income                                $0.318        $0.281         $0.305
------------------------------------------------------------------------------
Capital gains                             --            --             --
------------------------------------------------------------------------------
  Total                               $0.318        $0.281         $0.305
------------------------------------------------------------------------------
Share value:                        NAV     POP       NAV        NAV     POP
------------------------------------------------------------------------------
10/31/97                         $10.19   $10.70    $10.15    $10.19   $10.53
------------------------------------------------------------------------------
4/30/98                           10.11    10.61     10.08     10.12    10.46
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1             6.29%    5.99%     5.48%     5.93%    5.74%
------------------------------------------------------------------------------
Current 30-day SEC yield2          5.31     5.05      4.57      5.05     4.89
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                                Class A         Class B         Class M
(inception date)               (6/2/86)        (6/6/94)        (4/12/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    3.28%  -1.58%   2.93%  -2.07%   3.16%   -0.19%
------------------------------------------------------------------------------
1 year                     10.12    4.87    9.37    4.37    9.86     6.28
------------------------------------------------------------------------------
5 years                    31.95   25.68   27.06   25.18   30.31    26.05
Annual average              5.70    4.68    4.91    4.59    5.44     4.74
------------------------------------------------------------------------------
10 years                  108.44   98.61   91.95   91.95  101.93    95.35
Annual average              7.62    7.10    6.74    6.74    7.28     6.93
------------------------------------------------------------------------------
Life of fund              125.21  114.56  103.54  103.54  116.28   109.21
Annual average              7.10    6.67    6.19    6.19    6.74     6.44
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Government Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations and debt obligations of U.S. government agencies (excluding mortgage-backed securities). The average quality of bonds included in the index may be higher than the average quality of those bonds in which the fund customarily invests.

Lehman Brothers Corporate Bond Index* is an unmanaged list of publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

Lehman Brothers Long-Term Treasury Bond Index* is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years of greater.

Lehman Brothers Mortgage-Backed Securities Index* is an unmanaged list of GNMA bonds.

Salomon Brothers World Government Bond Index* is a market-capitalization weighted benchmark that tracks the performance of government-bond markets in 14 countries.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
April 30, 1998 (Unaudited)



U.S. GOVERNMENT AND AGENCY OBLIGATIONS (78.8%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

U.S. Government Agency Mortgage Obligations (47.4%)
-------------------------------------------------------------------------------------------------------------
         $  8,810,396  Federal Home Loan Mortgage Corp. 5 1/2s, with
                         due dates from March 1, 2011 to April 1, 2011                         $    8,510,226
                       Federal National Mortgage Association
                         Adjustable Rate Mortgages
              334,737    7.835s, May 1, 2025                                                          348,545
              613,646    7.143s, July 1, 2027                                                         622,083
                       Government National Mortgage Association
           29,013,896    8s, with due dates from January 15, 2001 to
                         February 15, 2028                                                         29,633,141
           16,061,398    7 1/2s, with due dates from January 15, 2023 to
                         July 15, 2025                                                             16,577,783
           66,548,875    7s, with due dates from July 20, 2024 to
                         April 15, 2028                                                            66,867,596
            8,395,703    6 1/2s, with due dates from March 15, 2028 to
                         April 15, 2028                                                             8,319,553
           16,120,000    6 1/2s, TBA, June 15, 2028                                                15,973,792
              798,030    6s, July 20, 2024                                                            818,231
           15,525,550    5 1/2s, April 20, 2028                                                    15,574,067
                       Government National Mortgage Association
                       Adjustable Rate Mortgages
            1,072,365    7s, July 20, 2024                                                          1,099,844
                                                                                               --------------
                                                                                                  164,344,861

U.S. Treasury Obligations (31.4%)
-------------------------------------------------------------------------------------------------------------
                       U.S. Treasury Bonds
           15,800,000    11 7/8s, November 15, 2003 (SEG)                                          20,347,398
           11,900,000    11 5/8s, November 15, 2004                                                15,667,064
            4,430,000    8 1/8s, August 15, 2019                                                    5,526,425
           14,950,000    7 1/2s, November 15, 2024                                                 17,823,241
            7,830,000    6 1/8s, November 15, 2027                                                  8,011,030
                       U.S. Treasury Notes
            1,060,000    6 1/8s, August 15, 2007                                                    1,088,652
            2,830,000    5 7/8s, September 30, 2002                                                 2,850,772
            2,120,000    5 3/4s, November 30, 2002                                                  2,125,300
           20,360,000    5 3/4s, November 15, 2000                                                 20,423,523
            3,285,000    5 5/8s, December 31, 1999                                                  3,287,562
            4,940,000    5 1/2s, January 31, 2003                                                   4,905,272
            5,975,000    5 1/2s, March 31, 2000                                                     5,964,723
              875,000    5 1/2s, February 29, 2000                                                    873,635
                                                                                               --------------
                                                                                                  108,894,597
                                                                                               --------------
                       Total U.S. Government and Agency Obligations
                         (cost $270,684,551)                                                   $  273,239,458

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (10.5%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
                        Chase Mortgage Finance Corp.
          $ 1,314,708    Ser. 94-G, Class B3, 7s, April 25, 2025                               $    1,287,181
              900,864    Interest Strip Ser. 93-3, Class B6, 7.46s,
                         October 30, 2024                                                             923,782
            3,864,973    Interest Strip Ser. 93-3, Class B7, 7.46s,
                         October 30, 2024                                                           3,963,298
            1,045,293  CMC Securities Corp. III Ser. 94-F, Class B2, 6 1/4s,
                         May 25, 2014                                                               1,011,648
                       Commercial Mortgage Acceptance Corp.
            1,080,000    6.57s, December 15, 2030                                                   1,092,994
               75,000    Ser. 97-ML1, Class A2, 6.53s, December 15, 2030                               75,938
              710,000    Ser. 97-ML1, Class D, 7.11s, December 15, 2030                               711,997
                       First Union-Lehman Brothers Commercial
                         Mortgage Ser. 97-C2
            1,160,000    Class D, 7.12s, November 18, 2012                                          1,157,644
            1,725,000    Class A3, 6.65s, June 18, 2008                                             1,751,145
                       GMAC Commercial Mortgage Securities, Inc.
            1,278,000    Ser. 98-C1, Class E, 7.153s, March 15, 2011                                1,283,791
              814,000    Ser. 98-C1, Class A2, 6.7s, March 15, 2008                                   832,824
            1,825,000    6.44s, May 15, 2030                                                        1,842,109
            2,580,299  Housing Securities, Inc. Ser. 93-J, Class J2, 6.66s,
                         January 25, 2009                                                           2,575,461
              159,000  Merrill Lynch Mortgage Investors, Inc. Ser. 98-C2,
                         Class D, 14.045s, February 15, 2030                                          159,000
              610,000  Morgan Stanley Capital I Ser. 96-WF1, Class A2, 7.218s,
                         January 16, 2006                                                             630,778
            2,653,192  Prudential Home Mortgage Securities Co. Ser. 94-28,
                         Class B2, 6.803s, September 25, 2001                                       2,614,223
            4,433,258  Prudential Home Mortgage Securities Co. 144A
                         Ser. 94-D, Class 3B, 6.312s, August 28, 2009                               4,306,495
            3,647,735  Prudential Home Mortgage Securities Co. 144A
                         Ser. 93-31, Class B1, 6s, August 25, 2000                                  3,555,402
                       Residential Funding Mortgage Securities
              925,083    Ser. 93-S17, Class M3, 7s, May 25, 2008                                      924,794
              708,130    Ser. 93-S23, Class M3, 6 1/2s, June 25, 2008                                 694,189
                       Securitized Asset Sales, Inc.
            3,341,639    Ser. 93-J, Class 2B, 6.808s, November 28, 2023                             3,296,736
            1,814,240    Mortgage. Pass-Through Certificates Ser. 94-3,
                         Class B1, 6.11s, March 25, 1999                                            1,801,200
                                                                                               --------------
                       Total Non-Agency Collateralized Mortgage Obligations
                         (cost $33,697,593)                                                    $   36,492,629

CORPORATE BONDS AND NOTES (8.9%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

Computer Services and Software (0.5%)
-------------------------------------------------------------------------------------------------------------
          $ 1,770,000  Dell Computer Corp. deb. 7.1s, 2028                                     $    1,765,575

Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------
            1,555,000  TCI Communications, Inc. sr. notes 8.65s, 2004                               1,710,593

Entertainment (0.8%)
-------------------------------------------------------------------------------------------------------------
            1,685,000  Time Warner Ent. sr. notes 8 3/8s, 2033                                      1,940,716
              840,000  Time Warner, Inc. notes 7 3/4s, 2005                                           890,719
                                                                                               --------------
                                                                                                    2,831,435

Insurance and Finance (3.2%)
-------------------------------------------------------------------------------------------------------------
            1,730,000  Amvescap Corp. PLC 144A sr. notes 6.6s, 2005                                 1,727,370
            3,925,000  Fleet Credit Card LLC sr. bank notes 7.02s, 2001                             4,023,125
            1,750,000  Paine Webber Group, Inc. sr. notes 6.55s, 2008                               1,743,438
            2,010,000  Salton Sea Funding Corp. company guaranty
                         Ser. E, 8.3s, 2011                                                         2,189,433
            1,530,000  Trenwick Group, Inc. 144A sr. notes 6.7s, 2003                               1,525,043
                                                                                               --------------
                                                                                                   11,208,409

Investment Companies (0.8%)
-------------------------------------------------------------------------------------------------------------
            2,590,000  Wilmington Trust Corp. 6 5/8s, 2008                                          2,612,740

Metals and Mining (0.5%)
-------------------------------------------------------------------------------------------------------------
            1,770,000  PT Alatief Freeport sr. notes 9 3/4s, 2001
                         (Netherlands)                                                              1,689,111

Publishing (0.8%)
-------------------------------------------------------------------------------------------------------------
            1,705,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                1,781,214
            1,070,000  News America Holdings, Inc. deb. 7.7s, 2025                                  1,119,466
                                                                                               --------------
                                                                                                    2,900,680

REITs (Real Estate Investment Trust)(1.0%)
-------------------------------------------------------------------------------------------------------------
            1,270,000  Health Care Property Investors, Inc. sr. notes
                         6 1/2s, 2006                                                               1,237,285
            2,020,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003                                 2,093,306
                                                                                               --------------
                                                                                                    3,330,591

Telecommunications (0.5%)
-------------------------------------------------------------------------------------------------------------
            1,750,000  Airtouch Communications, Inc. notes 6.65s, 2008                              1,765,313

Tobacco (0.3%)
-------------------------------------------------------------------------------------------------------------
            1,410,000  Sampoerna International Finance Co. 144A
                         company guaranty 8 3/8s, 2006 (Indonesia)                                    972,900
                                                                                               --------------
                       Total Corporate Bonds and Notes (cost $30,656,648)                      $   30,787,347

FOREIGN GOVERNMENT BONDS AND NOTES (4.5%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
DEM         6,390,000  Germany (Federal Republic of) bonds
                         Ser. 98, 5 5/8s, 2028                                                 $    3,603,383
DEM         1,950,000  Germany (Federal Republic of) Unity Fund
                         bonds 8s, 2002                                                             1,212,030
ZAR         7,245,000  South Africa (Republic of) bonds Ser. 153,
                         13s, 2010                                                                  1,431,801
GBP         1,687,500  United Kingdom Treasury bonds 8s, 2021                                       3,615,752
GBP         3,165,000  United Kingdom Treasury bonds 8s, 2007                                       5,836,938
                                                                                               --------------
                       Total Foreign Government Bonds and Notes
                         (cost $14,875,821)                                                    $   15,699,904

ASSET-BACKED SECURITIES (0.9%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
          $ 1,500,000  Green Tree Financial Corp. Ser. 98-2, Class A5,
                         6.24s, 2028                                                           $    1,497,422
            1,495,000  Green Tree Recreational, Equipment & Consumer Trust
                         Ser. 98-A, Class A1C, 6.18s, 2019                                          1,493,131
                                                                                               --------------
                       Total Asset-Backed Securities (cost $2,994,766)                              2,990,553
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $352,909,379) (b)                               $  359,209,891
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $346,793,232.

(b)   The aggregate identified cost on a tax basis is $353,378,915, resulting in gross unrealized appreciation and depreciation of $8,243,215 and $2,412,239, respectively, or net unrealized appreciation of $5,830,976.

(SEG) A portion of this security was pledged and segregated with the custodian  to cover margin requirements for futures contracts at April 30, 1998.

      144A after the name of a security represents those exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).






--------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1998 (Unaudited)
(aggregate face value $7,096,307)
                                                                             Unrealized
                                               Aggregate Face   Delivery     Appreciation/
                                Market Value        Value         Date      (Depreciation)
--------------------------------------------------------------------------------------------

Australian Dollars                $   67,961     $   68,662      6/17/98       $   (701)
Deutschemarks                      3,506,097      3,485,731      6/17/98         20,366
New Zealand Dollar                 2,097,919      2,127,386      6/17/98        (29,467)
South Korean Won                   1,556,820      1,414,528      3/11/99        142,292
--------------------------------------------------------------------------------------------
                                                                               $132,490
--------------------------------------------------------------------------------------------






Forward Currency Contracts to Sell at April 30, 1998 (Unaudited)
(aggregate face value $19,772,265)
                                                                               Unrealized
                                     Market     Aggregate Face  Delivery     Appreciation/
                                     Value          Value         Date      (Depreciation)
--------------------------------------------------------------------------------------------

British Pounds                    $9,338,149     $9,162,220      6/17/98        (175,929)
Deutschemarks                      8,413,225      8,336,517      6/17/98         (76,708)
New Zealand Dollar                 2,191,081      2,273,528      6/17/98          82,447
--------------------------------------------------------------------------------------------

                                                                               $(170,190)
--------------------------------------------------------------------------------------------






Futures Contracts Outstanding at April 30, 1998 (Unaudited)
                                                Aggregate Face  Expiration     Unrealized
                                   Total Value      Value          Date       Appreciation
--------------------------------------------------------------------------------------------

US Treasury 10 Year Note
(long)                           $12,242,063    $12,192,697     June-98          $49,366
--------------------------------------------------------------------------------------------






TBA Sales Commitments at April 30, 1998 (Unaudited)
(proceeds receivable $15,964,424)
                                                                Settlement       Market
                                              Principal Amount     Date          Value
--------------------------------------------------------------------------------------------

GNMA, 7.5s, June 2028                           $16,120,000     06/18/98     $15,984,975
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $352,909,379) (Note 1)            $359,209,891
---------------------------------------------------------------------------------------------------
Cash                                                                                        369,075
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                            4,665,120
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      276,579
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           25,996,499
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                              88,562
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                              245,105
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                             81,446
---------------------------------------------------------------------------------------------------
Total assets                                                                            390,932,277

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         26,025,364
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  214,891
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                555,795
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   50,160
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                9,819
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    560
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       80,994
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 282,805
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                27,321
---------------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $15,964,424)                        15,984,975
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      906,361
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        44,139,045
---------------------------------------------------------------------------------------------------
Net assets                                                                             $346,793,232

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $404,296,806
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              2,673,279
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                  (66,468,480)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                              6,291,627
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $346,793,232

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($330,342,857 divided by 32,661,356 shares)                                                  $10.11
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $10.11)*                                      $10.61
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($15,306,820 divided by 1,519,008 shares)**                                                  $10.08
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,143,555 divided by 112,990 shares)                                                       $10.12
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $10.12)*                                      $10.46
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1998 (Unaudited)

Interest income:                                                                       $12,295,309
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,126,857
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             387,088
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          17,594
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,357
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      421,024
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                       65,352
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        2,681
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     50,995
--------------------------------------------------------------------------------------------------
Auditing                                                                                    28,827
--------------------------------------------------------------------------------------------------
Legal                                                                                        3,034
--------------------------------------------------------------------------------------------------
Postage                                                                                     45,242
--------------------------------------------------------------------------------------------------
Other                                                                                      153,216
--------------------------------------------------------------------------------------------------
Total expenses                                                                           2,305,267
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (150,487)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             2,154,780
--------------------------------------------------------------------------------------------------
Net investment income                                                                   10,140,529
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         5,060,804
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                           (150,052)
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                             (1,903,035)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                        47,319
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures and
TBA sale commitments during the period                                                  (4,845,499)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                 (1,790,463)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $ 8,350,066
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           April 30         October 31
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------

Decrease in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 10,140,529       $ 22,631,534
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                             3,007,717          2,234,048
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                             (4,798,180)         4,533,459
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      8,350,066         29,399,041
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (10,623,425)       (22,525,251)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (360,608)          (563,757)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (32,377)           (51,138)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                       (10,003,158)       (34,799,540)
----------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                            (12,669,502)       (28,540,645)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     359,462,734        388,003,379
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $2,673,279 and $3,549,160, respectively)                                     $346,793,232       $359,462,734
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                   Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.19           $10.01           $10.17            $9.32           $10.47           $10.47
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .29(b)           .61(b)           .61(b)           .60              .61              .83
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.05)             .20             (.18)             .84            (1.07)              --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .24              .81              .43             1.44             (.46)             .83
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.32)            (.63)            (.59)            (.59)            (.66)            (.83)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                     --               --               --               --             (.03)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.32)            (.63)            (.59)            (.59)            (.69)            (.83)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.11           $10.19           $10.01           $10.17            $9.32           $10.47
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.37*            8.41             4.45            15.97            (4.54)            8.17
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $330,343         $347,223         $379,929         $426,252         $449,480         $600,181
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)            .64*            1.15             1.16             1.12             1.06             1.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.88*            6.15             6.12             6.22             6.91             7.81
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            170.89*          218.97           297.30           234.95           317.91           150.05
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income has been determined on the basis the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for periods ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        April 30                                                        June 6, 1994+
operating performance                          (Unaudited)                    Year ended October 31             to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.15            $9.98           $10.14            $9.30            $9.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .25(b)           .52              .54(b)           .52              .18
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.04)             .21             (.18)             .84             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .21              .73              .36             1.36             (.14)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.28)            (.56)            (.52)            (.52)            (.23)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                       --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.28)            (.56)            (.52)            (.52)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.08           $10.15            $9.98           $10.14            $9.30
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            2.10*            7.55             3.74            15.09            (1.42)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $15,307          $11,311           $7,535           $1,835             $498
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.01*            1.90             1.93             1.85              .72*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.53*            5.30             5.44             5.42             2.34*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             170.89*          218.97           297.30           234.95           317.91
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income has been determined on the basis the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for periods ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         April 30                  Year ended         April 12, 1995+
operating performance                                           (Unaudited)                 October 31          to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $10.19           $10.01           $10.17            $9.57
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .28(b)           .57              .59(b)           .29(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.04)             .22             (.18)             .60
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .24              .79              .41              .89
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.31)            (.61)           (.57)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.31)            (.61)            (.57)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.12           $10.19           $10.01           $10.17
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             2.34*            8.16             4.20             9.35*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $1,144             $929             $539             $186
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                              .76*            1.40             1.43              .71*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.73*            5.81             5.90             3.15*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              170.89*          218.97           297.30           234.95
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income has been determined on the basis the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for periods ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
April 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam High Quality Bond Fund (formerly known as Putnam Federal Income Trust) (the "fund)" is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1997, the fund had a capital loss carryover of approximately $69,108,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

                             Loss Carryover             Expiration
                           ------------------       -----------------
                              $15,005,000            October 31, 1998
                               54,103,000            October 31, 2002

K) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund.

On April 2, 1998 the shareholders approved a proposal to increase fees payable to Putnam Management under the fund's management contract. Management fees will be paid thereafter at an annual rate of: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter. Prior to April 2, 1998, the fee was based on the following annual rates: 0.75% of the first $100 million of average net assets, 0.65% of the next $100 million, 0.55% of the next $300 million, 0.45% of the next $500 million, and 0.40% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1998, fund expenses were reduced by $150,487 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $600 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $27,132 and $172 from the sale of class A and class M shares, respectively and $11,583 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $172 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $340,574,275 and $359,063,042, respectively. Purchases and sales of U.S. government obligations aggregated $233,902,086 and $264,663,645, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1998 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         April 30, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,298,232     $ 13,193,678
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       585,372        5,934,525
------------------------------------------------------------
                                  1,883,604       19,128,203

Shares
repurchased                      (3,292,972)     (33,448,570)
------------------------------------------------------------
Net decrease                     (1,409,368)    $(14,320,367)
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,019,842     $ 20,161,173
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,231,792       12,262,877
------------------------------------------------------------
                                  3,251,634       32,424,050

Shares
repurchased                      (7,118,836)     (71,151,211)
------------------------------------------------------------
Net decrease                     (3,867,202)    $(38,727,161)
------------------------------------------------------------

                                         Six months ended
                                          April 30, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                         882,669       $8,934,252
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        31,153          314,559
------------------------------------------------------------
                                    913,822        9,248,811

Shares
repurchased                        (509,070)      (5,155,670)
------------------------------------------------------------
Net increase                        404,752       $4,093,141
------------------------------------------------------------

                                             Year ended
                                          October 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,308,316      $13,014,460
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        50,048          496,673
------------------------------------------------------------
                                  1,358,364       13,511,133

Shares
repurchased                        (998,805)      (9,956,230)
------------------------------------------------------------
Net increase                        359,559      $ 3,554,903
------------------------------------------------------------

                                          Six months ended
                                           April 30, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          34,194         $349,224
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         2,476           25,104
------------------------------------------------------------
                                     36,670          374,328

Shares
repurchased                         (14,787)        (150,260)
------------------------------------------------------------
Net increase                         21,883         $224,068
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         112,345       $1,116,519
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         3,484           34,651
------------------------------------------------------------
                                    115,829        1,151,170

Shares
repurchased                         (78,575)        (778,452)
------------------------------------------------------------
Net increase                         37,254       $  372,718
------------------------------------------------------------



Results of April 2, 1998 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on April 2, 1998. At the meeting, each of the nominees for Trustees was elected, as follows:
                                                      Votes
                                  Votes for         withheld

Jameson Adkins Baxter            23,181,272          663,273
Hans H. Estin                    23,184,430          660,115
John A. Hill                     23,186,166          658,379
Ronald J. Jackson                23,188,027          656,518
Paul L. Joskow                   23,192,351          652,194
Elizabeth T. Kennan              23,198,101          646,444
Lawrence J. Lasser               23,196,101          648,444
John H. Mullin III               23,194,409          650,136
Robert E. Patterson              23,196,101          648,444
Donald S. Perkins                23,193,514          651,031
William F. Pounds                23,194,415          650,130
George Putnam                    23,194,833          649,712
George Putnam, III               23,196,101          648,444
A.J.C. Smith                     23,195,887          648,658
W. Thomas Stephens               23,193,991          650,554
W. Nicholas Thorndike            23,195,887          648,658

A proposal to ratify the selection of Coopers & Lybrand L.L.P. as the independent auditors of your fund was approved as follows: 22,371,848 votes for, and 323,383 votes against, with 1,149,314 abstentions and broker non-votes.

A proposal to approve a new management contract increasing the fees payable to Putnam Investment Management, Inc. was approved as follows:
16,126,542 votes for, and 5,668,032 votes against, with 2,049,971 abstentions and broker non-votes.

A proposal to approve an amendment to the fund's fundamental investment restriction with respect to borrowing was approved as follows: 18,799,471 votes for, and 2,560,087 votes against, with 2,484,987 abstentions and broker non-votes.

A proposal to approve an amendment to the fund's fundamental investment restriction with respect to making loans was approved as follows: 18,755,569 votes for, and 2,495,563 votes against, with 2,593,413 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam High Quality Bond Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www. putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA030-42849 -- 039/334/878          6/98